MEMBERS EQUITY - Long-term debt (Details) - USD ($)				9 Months Ended		12 Months Ended			15 Months Ended
	Jun. 19, 2019	May 31, 2019	Mar. 19, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 19, 2019	Mar. 18, 2020	Jun. 30, 2019	Jan. 01, 2018
Class of Stock [Line Items]
Long term debt receivable				$ 67,500,000	$ 44,000,000	$ 73,000,000	$ 25,800,000	$ 10,000,000
Number of shares authorized			100,000						100,000
Number of units issued			88,235						0
Equity investments	$ 100,000,000
Transaction cost	10,908,572
Increase In Equity Due To Investment Net Of Trnasaction Cost	89,091,428
HHC
Class of Stock [Line Items]
Long term debt receivable		$ 51,495,567
Common stock shares issued												0
Common stock shares outstanding												0
Number of shares authorized												0
Purchase price for issue of units	$ 100,000,000
ownership interest (in percentage)	75.00%										75.00%
Markel
Class of Stock [Line Items]
Purchase price for issue of units	$ 11,765
ownership interest (in percentage)											25.00%
Ownership interest hold by non controlling owners (in percentage)	25.00%
MHH
Class of Stock [Line Items]
ownership interest (in percentage)										80.00%